Other intangible assets (Tables)	12 Months Ended
Oct. 31, 2019
Other intangible assets [Abstract]
Other Intangible Assets
				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At November 1, 2018		141.1	259.1	2,158.5	267.7	5,377.2	15.0	8,218.6
Acquisitions – Interset Software Inc.	38	-	-	44.5	4.2	12.5	-	61.2
Additions		12.3	16.5	-	-	-	-	28.8
Additions – external consultants		-	0.5	-	-	-	-	0.5
Disposals		(7.4)	(19.1)	-	-	-	-	(26.5)
Effects of movements in exchange rates		0.7	-	(24.4)	(4.6)	(66.4)	(0.1)	(94.8)
At October 31, 2019		146.7	257.0	2,178.6	267.3	5,323.3	14.9	8,187.8

Accumulated amortization
At November 1, 2018		50.1	206.7	478.9	48.9	801.5	3.2	1,589.3
Amortization charge for the period		34.1	26.7	200.1	20.9	424.8	9.9	716.5
Disposals		(7.4)	(19.1)	-	-	-	-	(26.5)
Effects of movements in exchange rates		0.1	-	(10.1)	(1.8)	(22.0)	-	(33.8)
At October 31, 2019		76.9	214.3	668.9	68.0	1,204.3	13.1	2,245.5

Net book amount at October 31, 2019		69.8	42.7	1,509.7	199.3	4,119.0	1.8	5,942.3
Net book amount at October 31, 2018		91.0	52.4	1,679.6	218.8	4,575.7	11.8	6,629.3

During the period, the estimated useful life of certain purchased software was revised. The net effect of the changes in the current financial period was an increase in amortization expense by $8.9m.

				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At May 1, 2017		24.6	213.8	398.9	239.6	972.4	-	1,849.3

Continuing operations:
Acquisitions - HPE Software business	38	72.8	-	1,809.0	163.0	4,480.0	15.0	6,539.8
Acquisitions – COBOL-IT	38	-	-	1.5	0.2	12.3	-	14.0
Acquisitions – Covertix	38	2.5	-	-	-	-	-	2.5
Additions		46.8	44.4	-	-	-	-	91.2
Additions – external consultants		-	0.9	-	-	-	-	0.9
Effects of movements in exchange rates		(0.4)	-	-	-	-	-	(0.4)

Discontinued operation:
Reclassification to current assets classified as held for sale	37	(5.2)	-	(50.9)	(135.1)	(87.5)	-	(278.7)
At October 31, 2018		141.1	259.1	2,158.5	267.7	5,377.2	15.0	8,218.6

Accumulated amortization
At May 1, 2017		21.0	164.7	223.0	38.8	312.5	-	760.0

Continuing operations:
Amortization charge for the period		30.7	42.0	280.5	26.7	520.0	3.2	903.1
Effects of movements in exchange rates		(0.9)	-	-	-	-	-	(0.9)

Discontinued operation:
Amortization charge for the period		0.8	-	13.4	9.1	16.9	-	40.2
Reclassification to current assets classified as held for sale	37	(1.5)	-	(38.0)	(25.7)	(47.9)	-	(113.1)
At October 31, 2018		50.1	206.7	478.9	48.9	801.5	3.2	1,589.3

Net book amount at October 31, 2018		91.0	52.4	1,679.6	218.8	4,575.7	11.8	6,629.3
Net book amount at April 30, 2017		3.6	49.1	175.9	200.8	659.9	-	1,089.3

Other Intangible Assets Included in Comprehensive Income
Included in the Consolidated statement of comprehensive income for the 12 months ended October 31, 2019 and the 18 months ended October 31, 2018 was:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
For continuing operations:	$m	$m	$m
Cost of sales:
- amortization of product development costs	26.7	42.0	22.4
- amortization of acquired purchased technology	200.1	280.5	59.0
Selling and distribution:
- amortization of acquired purchased trade names, customer relationships and lease contracts	455.6	549.9	124.2
Administrative expenses:
- amortization of purchased software	34.1	30.7	1.1
Total amortization charge for the period	716.5	903.1	206.7

Research and development:
- capitalization of product development costs	16.5	44.4	27.7